Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 25, 2011
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 25, 2011
PowerShares Fundamental Pure Large Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Growth Portfolio | PowerShares Fundamental Pure Large Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXLG
PowerShares Fundamental Pure Large Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Value Portfolio | PowerShares Fundamental Pure Large Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXLV

PowerShares Fundamental Pure Large Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Growth Portfolio
PowerShares Fundamental Pure Large Growth Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Large Growth Index
(the "Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Large Growth Portfolio
Management Fees		0.29%
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses		0.45%
Fee Waivers and Expense Assumption	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	0.39%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
PowerShares Fundamental Pure Large Growth Portfolio	40	138

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. The Fund is newly established. Accordingly, information on the Fund's portfolio turnover rate is not available at the date of this Prospectus.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally large companies. The Fund considers "fundamentally large"
companies to be those companies that comprise the Underlying Index. The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "large growth" U.S. companies (including real estate investment trusts
("REITs")), as classified by Research Affiliates, LLC ("Research Affiliates®" or
the "Index Provider"), based on the Index Provider's Fundamental Index®
methodology. The Index Provider selects the common stocks to be included in the
Underlying Index from a universe comprised of the 2,500 largest U.S. companies.
In the selection of the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to select common stocks for inclusion in the
Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small." The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large"
size group, the next 20% comprise the "mid" size group, and the final 10%
comprise the "small" size group. The "large" size group is then further divided by the Index Provider into "growth," "core" or "value" subsets based on the
Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is comprised only of those common stocks classified by the Index Provider as both "large" and "growth."

The use of the word "Pure" in the Fund's name signifies a particular type of style (i.e., "growth" or "value") investing, where a particular stock is classified as either "growth" or "value," but not both. Whereas traditionally
"growth" funds in the marketplace have in practice also included some stocks that would be considered "value" stocks in their portfolios, the Fund, in tracking the Underlying Index, intends to principally invest exclusively in
"growth" stocks. Accordingly, the Fund's "pure growth" portfolio will differ from a traditional "growth" portfolio because the Fund's portfolio will not include "value" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the technology and consumer staples sectors. The technology sector includes companies that are principally engaged in the business of providing technology-related products and services,including computer hardware and software, Internet, electronics and semiconductors and communication technologies. The consumer staples sector includes companies that are principally engaged in the business of providing consumer goods and services that have non-cyclical characteristics, including tobacco, textiles, food and beverage, and non-discretionary retail. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest more than 25% of the value of its net assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Equity Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of
"fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies.

Growth Investing Style Risk. The Fund emphasizes a "growth" style of investing.
The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries.  At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Technology Sector Risk. The market value of securities of issuers in the technology sector can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 25, 2011
PowerShares Fundamental Pure Large Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Large Growth Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Large Growth Index
(the "Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. The Fund is newly established. Accordingly, information on the Fund's portfolio turnover rate is not available at the date of this Prospectus.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally large companies. The Fund considers "fundamentally large"
companies to be those companies that comprise the Underlying Index. The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "large growth" U.S. companies (including real estate investment trusts
("REITs")), as classified by Research Affiliates, LLC ("Research Affiliates®" or
the "Index Provider"), based on the Index Provider's Fundamental Index®
methodology. The Index Provider selects the common stocks to be included in the
Underlying Index from a universe comprised of the 2,500 largest U.S. companies.
In the selection of the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to select common stocks for inclusion in the
Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small." The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large"
size group, the next 20% comprise the "mid" size group, and the final 10%
comprise the "small" size group. The "large" size group is then further divided by the Index Provider into "growth," "core" or "value" subsets based on the
Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is comprised only of those common stocks classified by the Index Provider as both "large" and "growth."

The use of the word "Pure" in the Fund's name signifies a particular type of style (i.e., "growth" or "value") investing, where a particular stock is classified as either "growth" or "value," but not both. Whereas traditionally
"growth" funds in the marketplace have in practice also included some stocks that would be considered "value" stocks in their portfolios, the Fund, in tracking the Underlying Index, intends to principally invest exclusively in
"growth" stocks. Accordingly, the Fund's "pure growth" portfolio will differ from a traditional "growth" portfolio because the Fund's portfolio will not include "value" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the technology and consumer staples sectors. The technology sector includes companies that are principally engaged in the business of providing technology-related products and services,including computer hardware and software, Internet, electronics and semiconductors and communication technologies. The consumer staples sector includes companies that are principally engaged in the business of providing consumer goods and services that have non-cyclical characteristics, including tobacco, textiles, food and beverage, and non-discretionary retail. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest more than 25% of the value of its net assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest more than 25% of the value of its net assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Equity Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of
"fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies.

Growth Investing Style Risk. The Fund emphasizes a "growth" style of investing.
The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries.  At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Technology Sector Risk. The market value of securities of issuers in the technology sector can be significantly affected by factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products.

Consumer Staples Sector Risk. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares Fundamental Pure Large Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Growth Portfolio | PowerShares Fundamental Pure Large Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
PowerShares Fundamental Pure Large Growth Portfolio | PowerShares Fundamental Pure Large Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Large Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Value Portfolio
PowerShares Fundamental Pure Large Value Portfolio
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Large Value Index (the
"Underlying Index").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Large Value Portfolio
Management Fees		0.29%
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses		0.45%
Fee Waivers and Expense Assumption	[2]	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	0.39%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
PowerShares Fundamental Pure Large Value Portfolio	40	138

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. The Fund is newly established. Accordingly, information on the Fund's portfolio turnover rate is not available at the date of this Prospectus.

Principal Investment Strategies
The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally large companies. The Fund considers "fundamentally large"
companies to be those companies that comprise the Underlying Index. The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "large value" U.S. companies (including real estate investment trusts
("REITs")), as classified by Research Affiliates, LLC ("Research Affiliates®" or
the "Index Provider"), based on the Index Provider's Fundamental Index®
methodology. The Index Provider selects the common stocks to be included in the
Underlying Index from a universe comprised of the 2,500 largest U.S. companies.
In the selection of the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to select common stocks for inclusion in the
Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small." The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large"
size group, the next 20% comprise the "mid" size group, and the final 10%
comprise the "small" size group. The "large" size group is then further divided by the Index Provider into "growth," "core" or "value" subsets based on the
Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is comprised only of those common stocks classified by the Index Provider as both "large" and "value."

The use of the word "Pure" in the Fund's name signifies a particular type of style (i.e., "growth" or "value") investing, where a particular stock is classified as either "growth" or "value," but not both. Whereas traditionally
"value" funds in the marketplace have in practice also included some stocks that would be considered "growth" stocks in their portfolios, the Fund, in tracking the Underlying Index, intends to principally invest exclusively in "value"
stocks. Accordingly, the Fund's "pure value" portfolio will differ from a traditional "value" portfolio because the Fund's portfolio will not include
"growth" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the financial services and energy sectors. The financial services sector includes companies that are principally engaged in the business of providing services and products, including banking, investment services, insurance and real estate finance services. The energy sector includes companies that are principally engaged in the business of producing, distributing or servicing energy-related products, including oil and gas exploration and production, refining, oil services, pipeline, and solar, wind and other non-oil based energy. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the
Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest more than 25% of the value of its net assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund
The following summarizes the principal risks that have been identified for the
Fund.

Equity Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of
"fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies.

Value Investing Style Risk. A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
"value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Energy Sector Risk. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Performance
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 25, 2011
PowerShares Fundamental Pure Large Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Large Value Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks investment results that correspond (before fees and expenses)
generally to the price and yield of the RAFI® Fundamental Large Value Index (the
"Underlying Index").

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. The Fund is newly established. Accordingly, information on the Fund's portfolio turnover rate is not available at the date of this Prospectus.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its total assets in common stocks of fundamentally large companies. The Fund considers "fundamentally large"
companies to be those companies that comprise the Underlying Index. The Fund will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "large value" U.S. companies (including real estate investment trusts
("REITs")), as classified by Research Affiliates, LLC ("Research Affiliates®" or
the "Index Provider"), based on the Index Provider's Fundamental Index®
methodology. The Index Provider selects the common stocks to be included in the
Underlying Index from a universe comprised of the 2,500 largest U.S. companies.
In the selection of the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to select common stocks for inclusion in the
Underlying Index: book value, income, sales and dividends. A composite fundamental weight is calculated for each common stock by equally weighting the four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, the common stocks are divided into three size groups: "large," "mid" and "small." The common stocks ranked in the top 70% of the eligible universe by fundamental weight comprise the "large"
size group, the next 20% comprise the "mid" size group, and the final 10%
comprise the "small" size group. The "large" size group is then further divided by the Index Provider into "growth," "core" or "value" subsets based on the
Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is comprised only of those common stocks classified by the Index Provider as both "large" and "value."

The use of the word "Pure" in the Fund's name signifies a particular type of style (i.e., "growth" or "value") investing, where a particular stock is classified as either "growth" or "value," but not both. Whereas traditionally
"value" funds in the marketplace have in practice also included some stocks that would be considered "growth" stocks in their portfolios, the Fund, in tracking the Underlying Index, intends to principally invest exclusively in "value"
stocks. Accordingly, the Fund's "pure value" portfolio will differ from a traditional "value" portfolio because the Fund's portfolio will not include
"growth" stocks.

The Fund will generally invest in all of the securities comprising its
Underlying Index in proportion to their weightings in the Underlying Index.

As of the date of this Prospectus, a significant percentage (i.e., greater than
15%) of the Underlying Index was comprised of companies in the financial services and energy sectors. The financial services sector includes companies that are principally engaged in the business of providing services and products, including banking, investment services, insurance and real estate finance services. The energy sector includes companies that are principally engaged in the business of producing, distributing or servicing energy-related products, including oil and gas exploration and production, refining, oil services, pipeline, and solar, wind and other non-oil based energy. Sector allocation is not a factor in the construction of the Underlying Index and, accordingly, the
Underlying Index's allocations to any particular sector may increase or decrease over time.

Concentration Policy. The Fund will invest more than 25% of the value of its net assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will invest more than 25% of the value of its net assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the
Fund.

Equity Risk. The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general market and economic conditions, interest rates, investor perceptions and market liquidity.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of
"fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies.

Value Investing Style Risk. A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on
"value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Concentration Risk. A significant percentage of the Underlying Index may be comprised of issuers in a single industry or group of industries. If the Fund is focused in an industry or group of industries, it may present more risks than if it were broadly invested over numerous industries and groups of industries. At times, such industry or group of industries may be out of favor and underperform other industries or the market as a whole.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Energy Sector Risk. Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund will invest will be subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Replication Management Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying
Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares Fundamental Pure Large Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Value Portfolio | PowerShares Fundamental Pure Large Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
PowerShares Fundamental Pure Large Value Portfolio | PowerShares Fundamental Pure Large Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and prior to such date the Adviser may not terminate the arrangement. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.